Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other Operating Income and Expenses
34.	Other Operating Income and Expenses
Details of other operating income and expenses for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Other operating income
Gain on disposals of assets held for sale	￦	60,208	55,262	1,312
Gain on disposals of investment in subsidiaries, associates and joint ventures		85,981	13,904	197,088
Gain on disposals of property, plant and equipment		12,016	18,502	9,387
Gain on valuation of firm commitment		169,485	181,645	11,499
Reversal of other provisions		33,887	5,245	8,578
Compensation for insured losses(*1)		38,115	237,565	13,117
Gain on bargain purchase(* 2 )		—	—	41,072
Gain on disposals of emission rights		567	5,181	25,998
Miscellaneous Income(*3)		157,703	64,235	77,946
Others		20,035	10,478	8,348

	￦	577,997	592,017	394,345

Other operating expenses
Loss on disposals of assets held for sale(* 4 )	￦	—	(3,964)	(103,366)
Loss on disposals of investments in subsidiaries, associates and joint ventures		(12,882)	(12,400)	(18,843)
Loss on disposals of property, plant and equipment		(95,720)	(111,082)	(125,823)
Impairment loss on property, plant and equipment		(311,520)	(213,183)	(275,846)
Impairment loss on intangible assets		(224,328)	(370,663)	(129,907)
Loss on valuation of firm commitment		(111,542)	(156,183)	(47,448)
Idle tangible asset expenses		(23,843)	(18,184)	(3,703)
Increase to provisions		(37,962)	(88,857)	(38,395)
Donations		(101,258)	(80,558)	(67,393)
Miscellaneous losses		(69,972)	(63,812)	(92,870)
Others		(38,465)	(4,799)	(749)

	￦	(1,027,492)	(1,123,685)	(904,343)

(*1)
During the year ended December 31, 2022, POSCO, a subsidiary, received insurance payments of
￦
234,000 million related to damage due to the flooding of the Naengcheon stream in Pohang, and additional compensation is under discussion with the insurance company.

(*2)
During the year ended December 31, 2023, QSONE Co.,Ltd., which had been previously classified as an investment in associates was reclassified as consolidated subsidiaries. As a result, the Company recognized
￦
184,556 million of gain on disposals of investment in associates and
￦
41,072 million of gain on bargain purchase.

(*3)
During the year ended December 31, 2021, the Company recognized
￦
46,283 million of other operating income for refund of other than corporate tax as a result of administrative litigation for tax audits.

(*4)
During the year ended December 31, 2023, the Company dispose of CSP-Compania Siderurgica do Pecem, which was classified as assets held for sale during the year ended December 31, 2022, and recognized
￦
103,366 million of loss on disposals of assets held for sale. The loss on disposal of assets held for sale recognized as profit or loss includes
￦
102,470 million, which was reclassified from accumulated other comprehensive loss arising from translating the financial statements of foreign operation.